Cover Page	Sep. 29, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2022
Entity Registrant Name	MOHEGAN TRIBAL GAMING AUTHORITY
Entity File Number	033-80655
Entity Tax Identification Number	06-1436334
Entity Address, Address Line One	One Mohegan Sun Boulevard
Entity Address, City or Town	Uncasville
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06382
City Area Code	860
Local Phone Number	862-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001005276